Organization and Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended
	Jul. 14, 2014	Dec. 31, 2014 Office	Jan. 31, 2015	Dec. 31, 2013	Jul. 02, 2013
Product Information [Line Items]
Number of shares issued	4,232,000	4,232,000
Price per share	$ 10.00
Gross offering proceeds from issuance of shares	$ 42,300,000
Net proceeds from stock issuance	37,400,000	37,399,000
Shares acquired by ESOP on conversion	338,560	327,275
Number of banking offices		5
Retained income in the final prospectus	26,600,000	24,091,000		26,552,000
Acquisition of assets and liabilities		246,000,000
Cash and cash equivalents maturity description		Ninety days or less
Cash reserve requirements		1,883,000		1,214,000
Proceeds from sales of loans held for sale		1,593,000
Number of days loan past due for non accrual of interest status		90 days
Number of days loan past due for non accrual of interest status, loans		90 days
Minimum period, loans returned to accrual status		6 months
Uncertain tax position, recognition threshold percentage		50.00%
Tier 1 capital to risk-weighted assets ratio		4.00%		4.00%	4.50%
Common equity Tier 1 capital conservation buffer					2.50%
Subsequent Event [Member]
Product Information [Line Items]
Loans held for sale, fair value			1,800,000
Proceeds from sales of loans held for sale			1,800,000
Gain on sale of loans held for sale			$ 16,000
Building and Improvements [Member]
Product Information [Line Items]
Estimated useful lives for building and improvements		40 years
FLORIDA
Product Information [Line Items]
Number of branches acquired (branches)		4
Minimum [Member] | Furniture and equipment [Member]
Product Information [Line Items]
Estimated useful lives for building and improvements		3 years
Maximum [Member] | Furniture and equipment [Member]
Product Information [Line Items]
Estimated useful lives for building and improvements		10 years
Residential Mortgage [Member]
Product Information [Line Items]
Number of days loan past due for non accrual of interest status, loans		180 days
Consumer Loans [Member]
Product Information [Line Items]
Number of days loan past due for non accrual of interest status, loans		120 days